Loans receivable (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Details 3Abstract
Allowance for loan losses, Beginning	$ 15,409	$ 7,434
January 1, 2018 IFRS 9 adjustment		5,135
Provision for loan losses	19,899	18,406
Charge offs	(19,288)	(15,566)
Allowance for loan losses, Ending	$ 16,020	$ 15,409